Note 12 - Warrants (Details Textual)						1 Months Ended	12 Months Ended
	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 27, 2022 $ / shares shares	Aug. 03, 2022 USD ($) $ / shares shares	Nov. 17, 2021 USD ($) $ / shares shares	Nov. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Oct. 25, 2022 $ / shares	Dec. 31, 2020 shares	May 30, 2019 USD ($) $ / shares yr shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Equity Issuance Costs, Modification of Warrants							$ 47,000	$ 0
Warrants and Rights Outstanding						$ 7,098,000	$ 7,098,000	0
Redeemable Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			3,000
Proceeds from Issuance or Sale of Equity, Net			$ 129,000
The 2022 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		2,632,898
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.0001
Equity Offering, Price Per Unit (in dollars per share) | $ / shares	$ 2.22615
Warrants and Rights Outstanding, Measurement Input (in dollars per share) | $ / shares	2.22615
Class of Warrant or Right, Outstanding (in shares) | shares						2,632,898	2,632,898
Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		4,227,052
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.07
Class of Warrant or Right, Outstanding (in shares) | shares						4,227,052	4,227,052
December 2022 Financing [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.07
Warrants and Rights Outstanding	$ 7,100,000
Proceeds from Issuance of Warrants	$ 335,000
December 2022 Financing [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share) | $ / shares	2.13
December 2022 Financing [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	6
December 2022 Financing [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	0.9544
December 2022 Financing [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	0.0393
December 2022 Financing [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	0
December 2022 Financing [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 1.00
August 2022 LPC Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			81,150
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.07		$ 4.07			$ 2.07	$ 2.07
Warrants and Rights Outstanding			$ 300,000
Proceeds from Issuance or Sale of Equity, Net			$ 110,000
August 2022 LPC Warrant [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share) | $ / shares			4.44
August 2022 LPC Warrant [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)			5.5
August 2022 LPC Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)			0.8994
August 2022 LPC Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)			0.0286
August 2022 LPC Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)			0
November 2021 Financing Warrants [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					875,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares					875,000	125,000	125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 20.00	$ 20.00	$ 20.00	$ 20.00
Warrants and Rights Outstanding				$ 5,600,000	$ 8,600,000
Proceeds from Issuance of Warrants					$ 5,600,000
November 2021 Financing Warrants [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)					14.92
November 2021 Financing Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)					5
November 2021 Financing Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)					0.9177
November 2021 Financing Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)					0.0126
November 2021 Financing Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)					0
November 2021 Financing Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Required Percentage of Ownership to Become Exercisable					9.99%
Modified November 2021 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.07
Equity Issuance Costs, Modification of Warrants	$ 800,000
Modified November 2021 Warrants [Member] | Additional Paid-in Capital [Member]
Equity Issuance Costs, Modification of Warrants	100,000
Modified November 2021 Warrants [Member] | Selling, General and Administrative Expenses [Member]
Equity Issuance Costs, Modification of Warrants	$ 700,000
Modified November 2021 Warrants [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share) | $ / shares	2.13
Modified November 2021 Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	6
Modified November 2021 Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	0.9544
Modified November 2021 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	0.0393
Modified November 2021 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)	0
Warrant In Connection with Oxford Finance Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares											8,833
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 56.60
Warrants and Rights Outstanding											$ 400,000
Class of Warrant or Right, Outstanding (in shares) | shares										8,833
Warrants and Rights Outstanding, Term (Year)											10 years
Warrant In Connection with Oxford Finance Loan Agreement [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share) | $ / shares											53.20
Warrant In Connection with Oxford Finance Loan Agreement [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share) | yr											10
Warrant In Connection with Oxford Finance Loan Agreement [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)											0.8022
Warrant In Connection with Oxford Finance Loan Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)											0.0222
Warrant In Connection with Oxford Finance Loan Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input (in dollars per share)											0
Warrant In Connection with Oxford Finance Loan Agreement [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 56.60
December 2022 Financing [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		748,744
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.001
Equity Offering, Price Per Unit (in dollars per share) | $ / shares	$ 2.22625
Proceeds from Issuance or Sale of Equity, Total						$ 7,500,000
Payments of Stock Issuance Costs						1,700,000
Equity Issuance Costs, Modification of Warrants						$ 800,000
Proceeds from Issuance or Sale of Equity, After Warrant Adjustment	$ 400,000
Proceeds from Issuance of Common Stock	95,000
Proceeds from Issuance or Sale of Equity, Net	$ 6,600,000
Securities Purchase Agreement [Member]
Proceeds from Issuance or Sale of Equity, Total			$ 300,000
Proceeds from Issuance or Sale of Equity, Net			$ 200,000
2021 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				875,000
Proceeds from Issuance or Sale of Equity, Total				$ 14,000,000.0	$ 14,000,000.0
Proceeds from Issuance of Common Stock							$ 7,528,000	0
Proceeds from Issuance of Warrants							$ 0	$ 13,918,000
2021 Registered Direct Offering [Member] | Measurement Input, Risk Free Interest Rate [Member]
Proceeds from Issuance or Sale of Equity, Total					14,000,000.0
Proceeds from Issuance of Common Stock					$ 8,400,000
2021 Registered Direct Offering [Member] | November 2021 Financing Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				875,000